UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	/ /
Post-Effective Amendment No. __	/ /

(Check appropriate box or boxes)

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jonathan M. Kopcsik, Esq.
Taylor Brody, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103-7018
(215) 564-8099
(215) 564-8071

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  Standard Class shares of beneficial interest, no par value, of Delaware VIP Growth and Income Series and Delaware VIP Small Cap Value Series.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective on January 19, 2023 pursuant to Rule 488 under the Securities Act of 1933.

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Prospectus/Information Statement
4.	Part B - Statement of Additional Information
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

DELAWARE VIP® EQUITY INCOME SERIES
DELAWARE VIP SPECIAL SITUATIONS SERIES

100 Independence,
610 Market Street
Philadelphia, Pennsylvania 19106-2354
(800) 523-1918

IMPORTANT SHAREHOLDER INFORMATION

This Prospectus/Information Statement is being provided to inform you that each of the Delaware VIP Equity Income Series and Delaware VIP Special Situations Series (each, an Acquired Series), each a series of Delaware VIP Trust (the Trust), will be reorganized with and into Delaware VIP Growth and Income Series and Delaware VIP Small Cap Value Series (each an Acquiring Series) (each a Reorganization and together the Reorganizations) on or about April 21, 2023 (the Reorganization Date). The Prospectus/Information Statement discusses each Reorganization and provides you with information that you should consider. The Board of Trustees of Delaware VIP Trust (the Board) approved the Reorganizations and concluded that the Reorganizations is in the best interests of each Acquired Series and its shareholders.

Please review the information in the Prospectus/Information Statement. You do not need to take any action regarding your account because no shareholder vote is required. As of the close of business on the Reorganization Date, your shares of Delaware VIP Equity Income Series and Delaware VIP Special Situations Series, respectively, will be converted automatically at net asset value into shares of the same class of its corresponding Acquiring Series.

The investment objectives, strategies, and risks of the Series are similar to one another, but also differ in certain respects. The enclosed Prospectus/Information Statement provides important information regarding such differences, as well as similarities, that shareholders of Delaware VIP Equity Income Series and Delaware VIP Special Situations Series should consider in determining whether an investment in Delaware VIP Growth and Income Series and Delaware VIP Small Cap Value Series, respectively, are appropriate for them. Shareholders may redeem their shares in Delaware VIP Equity Income Series and Delaware VIP Special Situations Series at any time prior to the closing of the Reorganization. No sales loads, commissions or other transaction fees will be imposed on shareholders in connection with the Reorganization.

If you have any questions, please call 800 523-1918.

PROSPECTUS/INFORMATION STATEMENT
TABLE OF CONTENTS
THE REORGANIZATION	5
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISKS, AND INVESTMENT RESTRICTIONS	5
How do the investment objectives, principal strategies, principal risks, and fundamental investment restrictions of the Acquired Series compare against those of the Acquiring Series?	5
INFORMATION ABOUT THE SERIES	13
What are the fees and expenses of each Series and what are the anticipated fees and expenses after the Reorganization?	13
What are the general tax consequences of the Reorganization?	16
Who manages the Series	17
How do the performance records of the Series compare?	21
Where can I find more financial information about the Series?	25
What are other key features of the Series?	25
REASONS FOR THE REORGANIZATION	32
INFORMATION ABOUT THE REORGANIZATION AND THE PLAN	34
How will the Reorganization be carried out?	34
Who will pay the expenses of the Reorganization?	34
What are the tax consequences of the Reorganization?	34
What should I know about shares of the Acquired Series and Acquiring Series?	36
What are the capitalizations of the Series and what might the capitalization be after the Reorganization?	38
Do the Trustees and Officers own shares of the Series?	39
Who are the control persons and owners of record or beneficially 5% or more of any class of a Series’ outstanding equity securities?	40
MORE INFORMATION ABOUT THE SERIES	43
EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	44

Delaware Funds by Macquarie®
100 Independence,
610 Market Street
Philadelphia, Pennsylvania 19106-2354
(800) 523-1918

PROSPECTUS/INFORMATION STATEMENT
Dated    , 2023

Acquisition of the Assets of:
DELAWARE VIP EQUITY INCOME SERIES (a series of Delaware VIP Trust)
By and in exchange for shares of:
DELAWARE VIP GROWTH AND INCOME SERIES (a series of Delaware VIP Trust)
Acquisition of the Assets of:
DELAWARE VIP SPECIAL SITUATIONS SERIES (a series of Delaware VIP Trust)
By and in exchange for shares of:
DELAWARE VIP SMALL CAP VALUE SERIES (a series of Delaware VIP Trust)

This Prospectus/Information Statement is being furnished to shareholders of Delaware VIP Equity Income Series and Delaware VIP Special Situations Series (the “Acquired Series”), both series of Delaware VIP Trust (the “Trust”), which will be reorganized into Delaware VIP Growth and Income Series and Delaware VIP Small Cap Value Series respectively (the “Acquiring Series”), also series of the Trust. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill (“Assets”) of the Acquired Series will be acquired by the Acquiring Series, and (ii) the Trust, on behalf of the Acquiring Series, will assume the liabilities of the Acquired Series, in exchange for shares of the Acquiring Series. According to the Plan, the Acquired Series will be liquidated and dissolved following the Reorganization. The Board of Trustees of the Trust (the “Board”) has approved the Plan and the Reorganization on behalf of both the Acquired Series and the Acquiring Series. Shareholders of the Acquired Series are not required to and are not being asked to approve the Plan or the Reorganization. Pursuant to the Plan, holders of Standard Class shares of the Acquired Series will receive shares of equal aggregate net asset value of Standard Class shares of the respective Acquiring Series.

Each Series is a diversified series of the Trust. Delaware Management Company (“DMC” or the “Manager”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) (a Delaware statutory trust) serves as the primary investment advisor for each Series.

This Prospectus/Information Statement sets forth the information that you should know about the Reorganization. You should retain this Prospectus/Information Statement for future reference. A Statement of Additional Information dated    , 2023 (the “SAI”), relating to this Prospectus/Information Statement, contains additional information about the Acquiring Series and the Reorganization, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The Prospectus of the Acquiring Series, dated April 29, 2022 (1933 Act File No. 033-14363) (the “Acquiring Series Prospectus”), is intended to provide you with information about the Acquiring Series. The Prospectus of the Acquired Series, dated April 29, 2022 (1933 Act File No. 033-14363) (the “Acquired Series Prospectus”), provides additional information about the Acquired Series and is incorporated herein by reference.

You can request a free copy of either Series’ Prospectus, SAI, Annual Report, or Semiannual Report by writing or calling your financial intermediary or by contacting the Series’ distributor, Delaware Distributors, L.P. at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 or by calling toll-free at 800-523-1918.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

THE REORGANIZATION
At a meeting held on November 9, 2022 the Board, including a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Trustees”), on behalf of each of the Series, considered the proposal to reorganize each Acquired Series with and into the corresponding Acquiring Series, and approved the Plan.

The Reorganization will result in your shares of the Acquired Series being exchanged for Acquiring Series shares equal in value (but having a different price per share) to your shares of the Acquired Series. In particular, shareholders of Standard Class shares of the Acquired Series will receive shares of equal aggregate net asset value of the same class of shares of the Acquiring Series. This means that you will cease to be an Acquired Series shareholder and will become an Acquiring Series shareholder. This exchange will occur on a date agreed upon by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or around the close of business on the Reorganization Date.

For the following reasons as well as those set forth below under “Reasons for the Reorganization,” the Board has determined that the Reorganization is in the best interests of the Acquired Series and the Acquiring Series. The Board has also concluded that the interests of the existing shares of the Acquired Series and the existing shares of the Acquiring Series will not be diluted as a result of the Reorganization.

In making these determinations, the Board noted the recommendation of Delaware Management Company, the Funds’ investment manager, and considered the following, among other factors: (i) each Acquiring Series and its corresponding Acquired Series share similar investment objectives, principal investment strategies and principal risks, and materially similar fundamental investment restrictions, (ii) each Acquiring Series and its corresponding Acquired Series have the same portfolio management teams and a high degree of portfolio holding overlap and the same portfolio management teams, which should minimize, which is anticipated to mitigate transaction costs due to the Reorganization; (iii) each Acquiring Series’ overall total expense ratios are expected to be lower than the corresponding Acquired Series’ total expense ratio following Reorganizations; (iv) each Acquiring Series’ assets will increase as a result of the Reorganization which may result in increased economies of scale and lower operating expenses for shareholders; (v) the reduced number of substantially similar funds should benefit distribution efforts and shelf space eligibility, amongst other reasons; (vi) the performance of the Series across various periods, including favorable performance of each Acquiring Series over the 1-, 5- and 10-year periods and (vii) each Reorganization will be structured so it qualifies as a tax-free reorganization.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISKS, AND INVESTMENT RESTRICTIONS
How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Series compare against those of the Acquiring Series?
This section will help you compare the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Series and the Acquiring Series. More complete information may be found in the Series’ Prospectuses and SAIs.  For a complete description of an Acquiring Series’ investment objectives, strategies, and risks, you should read the Acquiring Series Prospectus.

REORGANIZATION OF DELAWARE VIP EQUITY INCOME SERIES INTO DELAWARE VIP GROWTH AND INCOME SERIES
Investment Objectives.  The Acquired Series and Acquiring Series have substantially the same investment objectives, as described in each of their Prospectuses, and included below. Each Series’ investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware VIP Equity Income Series (Acquired Series)	Delaware VIP Growth and Income Series (Acquiring Series)

What is the Series’ investment objective? Delaware VIP Equity Income Series seeks total return.	What is the Series’ investment objective? Delaware VIP Growth and Income Series seeks long-term growth of capital and current income.

Principal Investment Strategies. The Acquired Series and Acquiring Series have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Series is classified as “diversified” and neither Series will concentrate its investments in any one industry.

Each Series primarily invests in equity securities and seeks to generate income by investing primarily in dividend paying companies.

Under normal circumstances, the Acquired Series will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equities (80% policy). For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer. The Acquiring Series primarily invests in common stocks that offer the potential for capital growth, current income or both. The Acquiring Series primarily invests in common stock of large companies, but may also invest in small and mid size companies. The Acquiring Series has not adopted an 80% policy. The Acquired Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

Each Series may own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. Both Series may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Both Series may invest in other investment companies to the extent permitted by the 1940 Act; however, the Acquired Series invests in ETFs as a principal investment strategy whereas the Acquiring Series currently does not invest principally in ETFs.

Delaware VIP Equity Income Series (Acquired Series)	Delaware VIP Growth and Income Series (Acquiring Series)

What are the Series’ principal investment strategies?	What are the Series’ principal investment strategies?

The Series invests, under normal circumstances, primarily in companies that the Series believes are attractive in the market based on their view of long term potential. Under normal circumstances, the Series will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy). For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer. The Series seeks to generate income by investing primarily in dividend paying companies.

The Series primarily invests in common stocks that offer the potential for capital growth, current income or both. The Series primarily invests in common stocks of large-size companies. The Series may also invest in mid- and small-size companies.

The Series seeks to generate income by investing primarily in dividend paying companies. The Series may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

The Series may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

The Series may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Series' investment manager, Delaware Management Company (Manager), serves as the Series' sub-advisor and manages the Series' assets. In addition, Macquarie Funds Management Hong Kong Limited, an affiliate of the Manager, may execute security trades for the Series.

Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Series' investment manager, Delaware Management Company (Manager), serves as the Series' sub-advisor and manages the Series' assets. In addition, Macquarie Funds Management Hong Kong Limited, an affiliate of the Manager, may execute security trades for the Series.

Using a systematic bottom-up approach, the Series seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen thought superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company's stock.

The 80% policy is nonfundamental and may be changed without shareholder approval, but the Series will provide shareholders with at least 60 days' notice before changing this 80% policy.

Using a systematic bottom-up approach, the Series seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen thought superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company's stock.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.  An investment in the Series may not be appropriate for all investors. Each Series’ principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Series and Acquiring Series are similar but not identical. Both Series are subject to market risk, company size risk, real estate industry risk, liquidity risk, IBOR risk, and active management and selection risk. The Acquired Series is also subject to exchange-traded fund risk. Even though the Acquired Series and Acquiring Series share many of the same types of risks, the degree of such risks may vary.  Each Series’ relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Series and Acquiring Series share a similar risk/return profile.

Acquired Series	Acquiring Series
Market risk	Market risk
Exchange-traded fund risk
Company size risk	Company size risk
Real estate industry risk	Real estate industry risk
Liquidity risk	Liquidity risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk

Market risk. (Acquired Series and Acquiring Series) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Exchange-traded fund risk. (Acquired Series) The risks of investing in an exchange-traded Series (ETF) typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

Company size risk. (Acquired Series and Acquiring Series) The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk. (Acquired Series and Acquiring Series) This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk. (Acquired Series and Acquiring Series) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a Series has valued them.

IBOR risk. (Acquired Series and Acquiring Series) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk. (Acquired Series and Acquiring Series) The risk that the securities selected by a Series’  management will underperform the markets, the relevant indices, or the securities selected by other Series with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. Both of the Series have materially identical fundamental investment restrictions. These fundamental investment restrictions cannot be changed without approval by the holders of a “majority” of a Series’ outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Series shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Series from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Series may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Series, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Series from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

REORGANIZATION OF DELAWARE VIP SPECIAL SITUATIONS SERIES INTO DELAWARE VIP SMALL CAP VALUE SERIES
Investment Objectives.  The Acquired Series and Acquiring Series have substantially the same investment objectives, as described in each of their Prospectuses, and included below. Each Series’ investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware VIP Special Situations Series (Acquired Series)	Delaware VIP Small Cap Value Series (Acquiring Series)
What is the Series’ investment objective? Delaware VIP Special Situations Series seeks long-term growth of capital.	What is the Series’ investment objective? Delaware VIP Small Cap Value Series seeks capital appreciation.

Principal Investment Strategies. The Acquired Series and Acquiring Series have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Series is classified as “diversified” and neither Series will concentrate its investments in any one industry.

To achieve its respective objective, each Series primarily invests in common stock of small companies with stock prices that, in the Manager’s opinion, appear low relative to their underlying value or future potential. In evaluating investments for both Series, the Manager considers, among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward.

Under normal circumstances, at least 80% of the Acquiring Series’ net assets, plus the amount of any borrowings for investment purposes, will be in investments of small-capitalization companies (80% policy). Similarly, the Acquired Series seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies that are deemed by the Manager to be special situations which are defined as investments primarily in common stocks of small-size companies that in the Manager’s opinion, appear low relative to their underlying value or future potential. With respect to each Series, the Manager focuses on free cash flow in its individual stock selection, seeking companies that it believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Additionally, each Series may invest up to 15% of its net assets in real estate investment trusts (REITs). The Acquired Series may also invest in exchange traded funds (ETFs) to gain exposure to stocks.

Each Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase.

The Acquiring Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

Both Series may invest in other investment companies to the extent permitted by the 1940 Act; however, the Acquired Series invests in ETFs as a principal investment strategy whereas the Acquiring Series currently does not invest principally in ETFs.

Delaware VIP Special Situations Series (Acquired Series)	Delaware VIP Small Cap Value Series (Acquiring Series)
What are the Series’ principal investment strategies?

The Series seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies that are deemed by the Manager to be special situations which are defined as investments primarily in common stocks of small-size companies that in the Manager’s opinion, appear low relative to their underlying value or future potential. The Series uses a “bottom-up” approach to selecting investments. The Series uses fundamental research to search for companies that have one or more of the following: a strong balance sheet, experienced management, and stocks that are attractively priced. Considerations used when determining a special situation include, among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that it believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Series may invest in exchange-traded funds (ETFs) to gain exposure to stocks and up to 15% of its net assets in real estate investment trusts (REITs).

The Manager may permit its affiliates, Macquarie Funds Management Hong Kong Limited (MFMHKL) and Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the Series’ principal investment strategies?

The Series invests primarily in investments of small companies whose stock prices, in the portfolio managers’ opinion, appear low relative to their underlying value or future potential. Among other factors, the Series’ investment manager, Delaware Management Company (Manager), considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that the Manager believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be in investments of small-capitalization companies (80% policy). The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Series may invest up to 15% of its net assets in real estate investment trusts (REITs).

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.  An investment in the Series may not be appropriate for all investors. Each Series’ principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Series and Acquiring Series are similar but differ in certain respects. Both Series are subject to market risk, company size risk, real estate industry risk, liquidity risk, IBOR risk and active management and selection risk. The Acquiring Series is also subject to industry and sector risk, interest rate risk, foreign risk and government and regulatory risk. In addition, the Acquired Series is subject to exchange-traded fund risk. Even though the Acquired Series and Acquiring Series share many of the same types of risks, the degree of such risks may vary.  Each Series’ relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Series and Acquiring Series share a similar risk/return profile.

Acquired Series	Acquiring Series
Market risk	Market risk
Company size risk	Company size risk
Exchange traded fund risk
Real estate industry risk	Real estate industry risk
Liquidity risk	Liquidity risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk
Industry and sector risk
Interest rate risk
Foreign risk
Government and regulatory risk

Market risk. (Acquired Series and Acquiring Series) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk. (Acquired Series and Acquiring Series) The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Exchange-traded fund risk. (Acquired Series)  The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

Industry and sector risk. (Acquiring Series) The risk that the value of securities in a particular industry or sector  (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry or sector.

Real estate industry risk. (Acquired Series and Acquiring Series) This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk. (Acquired Series and Acquiring Series) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk. (Acquired Series and Acquiring Series) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk. (Acquired Series and Acquiring Series) The risk that the securities selected by a Series’  management will underperform the markets, the relevant indices, or the securities selected by other Series with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Interest rate risk. (Acquiring Series) The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.  Risks associated with rising interest rates are heightened given that the Federal Reserve Board continues to increase interest rates from its historically low levels.

Foreign risk. (Acquiring Series) The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Government and regulatory risk.  (Acquiring Series) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Fundamental Investment Restrictions. Both of the Series have materially identical fundamental investment restrictions. These fundamental investment restrictions cannot be changed without approval by the holders of a “majority” of a Series’ outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.
Each Series may not:
1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or US Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the US government, its agencies or instrumentalities, or in tax-exempt obligations.
2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.
3. Underwrite the securities of other issuers, except that the Series may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).
4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
6. Make personal loans or loans of its assets to persons who control or are under common control with a Series, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Series from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

What is the historical portfolio turnover of each of the Series?
The following tables show each Series’ portfolio turnover rates for the past two fiscal years:

Acquired Series	Fiscal Year Ended 12/31/21	Fiscal Year Ended 12/31/20
Delaware VIP Equity Income Series	49%	30%
Delaware VIP Special Situations Series	13%	21%

Acquiring Series	Fiscal Year Ended 12/31/21	Fiscal Year Ended 12/31/20
Delaware VIP Growth and Income Series	49%	30%
Delaware VIP Small Cap Value Series	13%	24%

Portfolio turnover may generate realized capital gains.  Management believes this risk to be extremely low as each Acquiring Series holds substantially the same securities as the corresponding Acquired Series. Additional capital gains may be incurred due to unforeseen shareholder redemptions.
INFORMATION ABOUT THE SERIES
What are the fees and expenses of each Series and what are the anticipated fees and expenses after the Reorganization?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Series depending on the share class you hold, followed by those anticipated to be charged by the Acquiring Series shares after the Reorganization. The operating expenses shown for the Series are based on expenses incurred as of September 30, 2022.

Delaware VIP Growth and Income Series
Standard Class Shares	Actual		Pro forma
	Acquired Series - Standard Class	Acquiring Series - Standard Class	Acquiring Series - Standard Class After Reorganization
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.65%	0.65%	0.64%
Distribution and service (12b-1) fees	None	None	None
Dividends on short sales and interest expense…	None	None	None

Other expenses	0.11%	0.06%	0.05%
Total annual series operating expenses	0.76%	0.71%	0.69%
Fee waivers and expense reimbursements	(0.01%)[1]	(0.00%)	(0.00%)
Total annual series operating expenses after fee waivers and expense reimbursements	0.75%	0.71%	0.69%

1.
The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.76% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022, and 0.74% of the Series’ average daily net assets for the period from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Delaware VIP Small Cap Value Series
Standard Class Shares	Actual		Pro forma
	Acquired Series - Standard Class	Acquiring Series - Standard Class	Acquiring Series - Standard Class After Reorganization
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.70%	0.69%
Distribution and service (12b-1) fees	None	None	None
Dividends on short sales and interest expense	None	None	None
Other expenses	0.07%	0.06%	0.06%
Total annual series operating expenses	0.82%	0.76%	0.75%
Fee waivers and expense reimbursements	(0.02%)[1]	( 0.00%)	( 0.00%)
Total annual series operating expenses after fee waivers and expense reimbursements	0.80%	0.76%	0.75%

1.
The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

The examples below are intended to help you compare the costs of investing in Acquired Series shares with the cost of investing in Acquiring Series shares of the comparable class, both before and after the Reorganization. The examples assume that you invest $10,000 in a Series for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the examples assume that your investment has a 5% return each year and reflect the Manager’s applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. The investment advisory fee waiver for the Acquiring Series after the Reorganization is only reflected in the examples through the waiver period.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

REORGANIZATION OF DELAWARE VIP EQUITY INCOME SERIES INTO DELAWARE VIP GROWTH AND INCOME SERIES

Standard Class	1 Year	3 Years	5 Years	10 Years
Acquired Series	$77	$242	$421	$941
Acquiring Series	$73	$227	$395	$883
Pro forma Acquiring Series (after the Reorganization)	$ 70	$ 221	$ 384	$ 859

REORGANIZATION OF DELAWARE VIP SPECIAL SITUATIONS SERIES INTO DELWARE VIP SMALL CAP VALUE SERIES
Standard Class	1 Year	3 Years	5 Years	10 Years
Acquired Series	$82	$260	$453	$1,012
Acquiring Series	$78	$243	$422	$942
Pro forma Acquiring Series (after the Reorganization)	$ 77	$ 240	$ 417	$ 930

What are the general tax consequences of the Reorganization?
The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of the Reorganization (although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position). This means that, subject to the limited exceptions described below under the heading “What are the tax consequences of the Reorganization,” the shareholders of the Acquired Series will not recognize any gain or loss for federal income tax purposes as a result of the exchange of all of their shares in the Acquired Series for Acquiring Series Shares pursuant to the Reorganization. Prior to the closing of the Reorganization, the Acquired Series will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization. You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor about the state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganization only. For more information, please see the section “What are the tax consequences of the Reorganization” below.

Who manages the Series?
REORGANIZATION OF DELAWARE VIP EQUITY INCOME SERIES INTO DELAWARE VIP GROWTH AND INCOME SERIES

The Series’ investment manager is DMC, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (“MMHI”) manage, as of June 30, 2022, $208.5 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services.

For its services to the Acquired Series, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of 0.65% of the average daily net assets during the last fiscal year ended December 31, 2021. For its services to the Acquiring Series, the Manager was also paid an aggregate fee, net of fee waivers (if applicable), of 0.65% of the average daily net assets during the last fiscal year ended December 31, 2021.

MIMGL, located at 50 Martin Place, Sydney, Australia, is a sub-advisor to both the Acquired and Acquiring Series and is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of June 30, 2022, the public investments divisions of Macquarie's asset management business had total assets under management of approximately $208.5 billion. Although the Manager has principal responsibility for the Manager's portion of the Series, the Manager may seek quantitative support from MIMGL and the Manager may also permit MIMGL to execute Series security trades on behalf of the Manager.

MFMHKL, located at Level 18, One International Finance Centre, One Harbour View Street, Central, Hong Kong, also acts as a sub-advisor to both the Acquired and Acquiring Series and is an affiliate of the Manager and a part of MAM. Although the Manager has principal responsibility for the Manager's portion of the Series, the Manager may permit MFMHKL to execute Series security trades on behalf of the Manager.
MIMGL and MFMHKL will continue to serve as sub-advisors to the Acquiring Series after the Reorganization.

A discussion of the basis for the Board’s approval of each Acquiring Series’ and each Acquired Series’ investment advisory and sub-advisory contracts is available in the Series’ annual report to shareholders for the period ended December 31, 2021.

Portfolio Managers of the Series

The Acquired Series and Acquiring Series share the same team of portfolio managers, Scot Thompson and Benjamin Leung, whose biographies are included below. Mr. Thompson and Mr. Leung have been members of the portfolio management team since January 2021 for both Series.

Scot Thompson and Benjamin Leung have primary responsibility for making the day-to-day investment decisions for the Series.

Scot Thompson Managing Director, Co-Head of Systematic Investments, Portfolio Manager. Scot Thompson is the co-head of the Macquarie Systematic Investments (MSI) team, a role he assumed in August 2014. His responsibilities include the day-to-day management of the global portfolios, oversight of the trading function, development of new strategies, and client engagement. From June 2003 to August 2014, Thompson was the equities head of product, responsible for product design, development, and client relationships for the firm's Australian and global equities product range. Before that, he was a member of the firm's private equity fund-of-fund and performance analytics teams. Prior to joining Macquarie in November 2001 as a quantitative performance analyst, he worked on the performance analytics team for Cogent Investment Administration, where he was responsible for investment performance and attribution reporting for a variety of clients over all asset classes. Thompson also work in civil engineering before moving to finance, working for several Australian companies as a project manager focusing on underground installations, quarrying, and mining. He received a Bachelor of Civil Engineering from the University of Sydney and a Master of Applied Finance from Macquarie University.

Benjamin Leung Managing Director, Co-Head of Systematic Investments, Head of Research. Benjamin Leung is the co-head of the Macquarie Systematic Investments (MSI) team, a role he assumed in August 2014. In addition to the day-to-day management of the global portfolios, he is also the head of research, responsible for driving the continual evolution of the systematic investment process. Leung joined the MSI team in May 2005 as a quantitative analyst, where his responsibilities included the development and maintenance of various quantitative models. Following his successful efforts to expand the quantitative capability to international markets, he formed the foundation of the current systematic investment approach. Prior to joining the MSI team, he worked as a software engineer for Macquarie's Investment Banking Group Information Services Division in Sydney. Leung received a Bachelor of Engineering with Honours and a Masters in Commerce from the University of New South Wales.

The portfolio managers will continue to manage the Acquiring Series after the Reorganization. The SAIs for the Acquired Series and Acquiring Series, both dated April 29, 2022, as amended to date, provide additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series shares. For information on how to obtain a copy of the SAIs for the Series, please see the section entitled, “More Information about the Series.”

Manager of Managers Structure

The Series and the Manager have received an exemptive order from the US Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Series' Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Series' sub-advisors and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

REORGANIZATION OF DELAWARE VIP SPECIAL SITUATIONS SERIES INTO DELWARE VIP SMALL CAP VALUE SERIES
The Series’ investment manager is DMC, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (“MMHI”) manage, as of June 30, 2022, $208.5 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services.

MIMGL, located at 50 Martin Place, Sydney, Australia, acts as a sub-advisor to both the Acquired and Acquiring Series and is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of June 30, 2022, the public investments divisions of Macquarie's asset management business had total assets under management of approximately $208.5 billion. Although the Manager has principal responsibility for the

Manager's portion of the Series, the Manager may seek quantitative support from MIMGL and the Manager may also permit MIMGL to execute Series security trades on behalf of the Manager.

MIMGL will continue to serve as a sub-advisor to the Acquiring Series after the Reorganization.

For its services to the Acquired Series, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of 0.73% of the average daily net assets during the last fiscal year ended December 31, 2021. For its services to the Acquired Series, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of 0.70% of the average daily net assets during the last fiscal year ended December 31, 2021.

A discussion of the basis for the Board’s approval of each Acquiring Series and Acquired Series’ investment advisory and sub-advisory contracts is available in the Series’ annual report to shareholders for the period ended December 31, 2021.

Portfolio Managers of the Series

The Acquired Series and Acquiring Series share the same team of portfolio managers, Kelley M. Carabasi, Kent P. Madden, Steven G. Catricks and Michael Foley. Kelly M. Carabasi, Kent P. Madden, CFA; Steven G. Catricks, CFA; and Michael Foley, CFA are the lead portfolio managers primarily responsible for the day-to-day management of both Series. When making decisions for the Series, Ms. Carabasi, Mr. Madden, Mr. Catricks and Mr. Foley regularly consult with other investment professionals. Ms. Carabasi, Mr. Madden, Mr. Catricks and Mr. Foley have been members of the Acquired Series’ portfolio management team since October 2019. Ms. Carabasi, Mr. Madden and Mr. Catricks have been members of the Acquiring Series’ portfolio management team since July 2012.  Mr. Foley has been a member of the Acquired Series’ portfolio management team since July 2019.

Kelley M. Carabasi, CFA Co-Chief Investment Officer — US Small-Mid Cap Value Equity. Kelley M. Carabasi is a co-CIO of the firm's US Small-Mid Cap Value Equity team, a role she assumed in January 2022. She assumed portfolio management responsibilities in July 2012. She joined the team in July 2005 as an equity analyst. Prior to joining Macquarie Asset Management (MAM) she participated in Lincoln Financial Group's rotational Professional Development Program for three years. Carabasi earned a bachelor's degree in finance from Georgetown University and an MBA from The Wharton School of the University of Pennsylvania.
Kent P. Madden, CFA Co-Chief Investment Officer — US Small-Mid Cap Value Equity. Kent P. Madden is a co-CIO of the firm's US Small-Mid Cap Value Equity team, a role he assumed in January 2022. He assumed portfolio management responsibilities in July 2012. He joined the team in December 2004 as an equity analyst and was promoted to senior equity analyst in October 2010. Prior to joining Macquarie Asset Management (MAM) he was an equity analyst at Gartmore Global Investments. He has also worked as an equity analyst for Federated Investors, where he gained experience covering small-capitalization consumer stocks, and Lehman Brothers as a corporate finance analyst. Madden holds a bachelor's degree in economics from DePauw University and an MBA from the University of Chicago.
Steven G. Catricks, CFA Senior Portfolio Manager. Steven G. Catricks is a senior portfolio manager for the US Small-Mid Cap Value Equity team. He assumed portfolio management responsibilities in July  2012. He joined the team in October 2010 as a senior equity analyst. Prior to joining the US Small-Mid Cap Value Equity team, he was a portfolio manager for the firm's Strategic Small-Cap Value team. He joined Macquarie Asset Management (MAM) in 2001 as an equity analyst for the firm's Emerging Growth Equity team. Previously, Catricks was an equity analyst at BlackRock Financial from 1999 to 2001. He also worked at Dow Jones/Factiva and GE Aerospace/Lockheed Martin. He started his career as a systems engineer at the Naval Air Development Center, where he spent 15 years. Catricks holds a bachelor's degree in electrical engineering from Drexel University and a master's degree in engineering from the University of Pennsylvania. Catricks is a member of the Institute of Electrical and Electronics Engineers.
Michael Foley, CFA Senior Portfolio Manager. Michael Foley is a senior portfolio manager for the US Small-Mid Cap Value Equity team. He assumed portfolio management responsibilities in July 2019. He joined Macquarie Asset Management (MAM) in February 2015 as a senior equity analyst for the US Small-Mid Cap Value Equity team. Prior to joining the firm, Foley was an associate at Patriot Financial Partners, a private equity firm, from August 2011 to February 2015, focusing on the analysis of companies in the financial services sector. He started his career with Janney Montgomery Scott where he worked as an investment banking analyst within the financial institutions group from August 2009 to August 2011. Foley earned a bachelor's degree in economics with dual concentrations in finance and accounting from The Wharton School of the University of Pennsylvania. Foley is on the board of directors of the McNamee Scholars Program.

The portfolio managers will continue to manage the Acquiring Series after the Reorganization.

The SAIs for the Acquired Series and Acquiring Series, both dated April 29, 2022, as amended to date, provide additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series shares. For information on how to obtain a copy of the SAIs for the Series, please see the section entitled, “More Information about the Series.”

Manager of Managers Structure

The Series and the Manager have received an exemptive order from the US Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Series' Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Series' sub-advisors and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

How do the performance records of the Series compare?
The bar charts and tables below provide some indication of the risks of investing in the Series by showing changes in each Series performance from year to year and by showing how each Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. Each Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800-523-1918 or by visiting our website at delawarefunds.com/vip-performance. Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

REORGANIZATION OF DELAWARE VIP EQUITY INCOME SERIES INTO DELAWARE VIP GROWTH AND INCOME SERIES

Acquired Series
The Acquired Series adopted the performance of the First Investors Life Series Equity Income Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Acquiring Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Acquired Series had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series. The Predecessor Series was reorganized into the Acquired Series after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Acquired Series.

Acquired Series
Year-by-year total return (Standard Class)

As of June 30, 2022, the Acquired Series’ Standard Class shares had a calendar year-to-date return of 6.19%. During the periods illustrated in this bar chart, the Class’s highest quarterly return was 15.06% for the quarter ended December 31, 2020, and its lowest quarterly return was -26.60% for the quarter ended March 31, 2020.
Average annual total returns for periods ended December 31, 2021

	1 year	5 years	10 years
Delaware VIP Equity Income Series – Standard Class	22.20%	9.60%	10.79%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	25.16%	11.16%	12.97%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Acquiring Series
The Acquiring Series adopted the performance of the First Investors Life Series Growth and Income Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Acquiring Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Acquiring Series had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series. The Predecessor Series was reorganized into the Acquiring Series after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Acquiring Series.
Acquiring Series
Year-by-year total return (Standard Class)

As of June 30, 2022, the Acquiring Series’ Standard Class shares had a calendar year-to-date return of 6.23%. During the periods illustrated in this bar chart, the Class’s highest quarterly return was 14.98% for the quarter ended December 31, 2020, and its lowest quarterly return was -26.66% for the quarter ended March 31, 2020.

Average annual total returns for periods ended December 31, 2021

	1 year	5 years	10 years
Delaware VIP Growth and Income Series – Standard Class	22.20%	10.17%	11.67%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	25.16%	11.16%	12.97%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

REORGANIZATION OF DELAWARE VIP SPECIAL SITUATIONS SERIES INTO DELWARE VIP SMALL CAP VALUE SERIES

Acquired Series

The Acquired Series adopted the performance of the First Investors Life Series Special Situations Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Acquiring Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Acquired Series had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series. The Predecessor Series was reorganized into the Acquired Series after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Acquired Series.

Acquired Series
Year-by-year total return (Standard Class)

As of June 30, 2022, the Acquired Series’ Standard Class shares had a calendar year-to-date return of 16.91%. During the periods illustrated in this bar chart, the Class’s highest quarterly return was 32.75% for the quarter ended December 31, 2020, and its lowest quarterly return was -37.32% for the quarter ended March 31, 2020.
Average annual total returns for periods ended December 31, 2021

	1 year	5 years	10 years
Delaware VIP Special Situations Series – Standard Class	34.28%	9.37%	10.71%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	28.27%	9.07%	12.03%
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Acquiring Series
Acquiring Series
Year-by-year total return (Standard Class)

As of June 30, 2022, the Acquiring Series’ Standard Class shares had a calendar year-to-date return of 16.90%. During the periods illustrated in this bar chart, the Class’s highest quarterly return was 32.61% for the quarter ended December 31, 2020, and its lowest quarterly return was -37.08% for the quarter ended March 31, 2020.

Average annual total returns for periods ended December 31, 2021

	1 year	5 years	10 years
Delaware VIP Small Cap Value Series – Standard Class	34.42%	9.53%	12.08%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	28.27%	9.07%	12.03%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Where can I find more financial information about the Series?
The Acquired Series’ Annual Report and the Acquiring Series’ Annual Report each contain a discussion of their performance during their fiscal years ended December 31, 2021 and show per share information for each of the previous five fiscal years. These documents, and the Acquired Series’ and Acquiring Series’ most recent Semiannual Reports dated September 7, 2022 are available upon request. (See “More Information about the Series”).

What are other key features of the Series?
REORGANIZATION OF DELAWARE VIP EQUITY INCOME SERIES INTO DELAWARE VIP GROWTH AND INCOME SERIES

Investment Advisory Fees. DMC is the investment advisor of each Series. DMC has entered into identical investment advisory agreements relating to each Series. The investment advisory fees as a percentage of each Series average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.65% on the first $500 million 0.60% on the next $500 million 0.55% on the next $1.5 billion 0.50% on assets in excess of $2.5 billion

Neither the Acquired Series nor the Acquiring Series currently have reached a breakpoint in the investment advisory fee. With waivers, it is anticipated that the Acquiring Series’ total annual fund operating expenses will remain unchanged and Acquired Series shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of June 30, 2022, the Acquired Series had approximately $105.2 million in assets and the Acquiring Series had approximately $459.0 million in assets.

Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Series.

Distribution Services. The Distributor, Delaware Distributors, L.P. (the “Distributor”), located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Series’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Series. See the Prospectuses for information on how to invest. Shares of the Series are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds.

Purchase and Redemption Procedures. Generally, there are no differences between each Series’ procedures with regard to the purchase, exchange, and redemption of Series shares. You may refer to the Prospectus for each Series under the sections entitled “Purchase and redemption of shares” for the purchase and redemption procedures applicable for each Series’ shares.

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (“NAV”). Redemptions will be effected at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series has reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale of such securities could result in the payment of brokerage commissions and expose a contract owner and separate account to market risk until the securities are sold. See each Series’ SAI for more information on redemptions-in-kind.

Payments to intermediaries. For both the Acquired Series and the Acquiring Series, the Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Series to certain affiliated or unaffiliated participating insurance companies that sponsor your contract, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares and/or insurance products that contain the Series and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about the Trust and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Your salesperson may receive some or all of such payment. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Series and/or some or all other Delaware Funds), the Series’ advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.
Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts, or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.
If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated variable contract) over other investment options, including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. A significant purpose of these payments is to increase sales of the Series’ shares and the products that include Series shares. The Manager or its affiliates may benefit from the Distributor’s or an affiliate’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

REORGANIZATION OF DELAWARE VIP SPECIAL SITUATIONS SERIES INTO DELWARE VIP SMALL CAP VALUE SERIES
Investment Advisory Fees. DMC is the investment advisor of each Series. DMC has entered into identical investment advisory agreements relating to each Series. The investment advisory fees as a percentage of each Series average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.75% on the first $500 million 0.70% on the next $500 million 0.65% on the next $1.5 billion 0.60% on assets in excess of $2.5 billion

The Acquired Series currently has not reached a breakpoint in the investment advisory fee, while the Acquiring Series has over $1 billion in assets, which means it has reached a breakpoint in the investment advisory fee. As a result, Acquired Series shareholders are anticipated to experience decrease in total annual operating expenses following the Reorganization. As of June 30, 2022, the Acquired Series had approximately $208.3 million in assets and the Acquiring Series had approximately $1.4 billion in assets.

Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Series.

Distribution Services. The Distributor, Delaware Distributors, L.P. (the “Distributor”), located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Series’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Series. See the Prospectuses for information on how to invest. Shares of the Series are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds.

Purchase and Redemption Procedures. Generally, there are no differences between each Series’ procedures with regard to the purchase, exchange, and redemption of Series shares. You may refer to the Prospectus for each Series under the sections entitled “Purchase and redemption of shares” for the purchase and redemption procedures applicable for each Series’ shares.

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (“NAV”). Redemptions will be effected at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series has reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale of such securities could result in the payment of brokerage commissions and expose a contract owner and separate account to market risk until the securities are sold. See each Series’ SAI for more information on redemptions-in-kind.

Payments to intermediaries. For both the Acquired Series and the Acquiring Series, the Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Series to certain affiliated or unaffiliated participating insurance companies that sponsor your contract, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares and/or insurance products that contain the Series and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about the Trust and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Your salesperson may receive some or all of such payment. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Series and/or some or all other Delaware Funds), the Series’ advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.
Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts, or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.
If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated variable contract) over other investment options, including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. A significant purpose of these payments is to increase sales of the Series’ shares and the products that include Series shares. The Manager or its affiliates may benefit from the Distributor’s or an affiliate’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

CALCULATING SHARE PRICE

For both the Acquired Series and the Acquiring Series, the price you pay for shares will depend on when we receive your purchase order. If the Series or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00pm, ET), you will pay that day’s closing Series share price, which is based on the Series’ NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Series share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next business day’s closing Series share price. A business day is any day that the NYSE is open for business (Business Day). The Series reserve the right to reject any purchase order.
Each Series determines the NAV per share at the close of regular trading on the NYSE on each Business Day (normally 4:00pm, ET). The Series do not calculate their NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, the Series’ closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share of the Series is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into US dollars at the exchange rate of these currencies against the US dollar, as provided by an independent pricing service. The Series generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem series shares because foreign markets are open at times and on days when US markets are not. The Series price fixed income securities on the basis of valuations provided to it by an independent pricing service that uses methods approved by the Board. For all other securities, the Series use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation. When a Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by a Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.
The Series anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, normally at 4:00pm, ET or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.
The Board have designated the Manager as the valuation designee, and delegated responsibility for valuing the Fund's assets to the Manager and its Pricing Committee, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight. The Manager, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the Series’ investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing vendors and services. The Manager has a Pricing Committee to assist with its designated responsibilities as valuation designee.

Frequent trading of Series shares (market timing and disruptive trading). The Series discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to each Series and its contract owners, such as market timing and disruptive trading. The Series will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.
Market timing of a series occurs when investors make consecutive, rapid, short-term “round trips” - that is, purchases into a series followed quickly by redemptions out of that series. A short-term round trip is considered any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term round trip in a series within 90 rolling calendar days of a previous short-term round trip in that series, you may be considered a market timer. In determining whether market timing has occurred, the Series consider short-term round trips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserve the right to consider other trading patterns to be market timing.
Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Series will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.
Redemptions will continue to be permitted in accordance with a Series’ then-current prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value, or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.
The Series reserve the right to modify this policy at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Series seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While the Series will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elect not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing profits through short-term trading, contract owners who engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance, if, for example, the Series incur increased brokerage costs and realization of capital gains without attaining any investment advantage.
Any series may be subject to disruptive trading activity. However, a series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00pm, ET or the close of the NYSE). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.
Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures
The Series, through their transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.
Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, the Series' ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities. To the extent that a financial intermediary is not able or willing to monitor or enforce the Series’ frequent trading policy with respect to an omnibus account, the Series’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Series’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Series’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Series’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no assurance that the information received by the Series from a financial intermediary will be sufficient to effectively detect or deter excessive trading in omnibus accounts. If the Series’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Series shares, or restrict individual trading activity as applicable.

Limitations on ability to detect and curtail market timing
Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, Distributions and Taxes. The Series intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. The Series expects to declare and distribute all of its net investment income, if any, as dividends annually. The Series will distribute net realized capital gains, if any, annually following the close of its fiscal year. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution. At the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested at NAV in additional shares of the Series.

Shares of the Series must be purchased through separate accounts used to fund variable contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Series will be exempt from current taxation by shareholders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if such withdrawal is made before age 59½, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.
This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations-Investments by fund of funds and similar investment vehicles. Certain fund of funds and pooled vehicles, whose shareholders are limited to insurance companies' investment accounts, may invest in the Series. From time to time, they may place large purchase or redemption orders with the Series due to their allocation or rebalancing requirements. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

REASONS FOR THE REORGANIZATION
Each Acquired Series and Acquiring Series share the same Board of Trustees. At a meeting of the Board of Trustees of the Trust held on November 9, 2022 (the Board Meeting), DMC recommended to the Board of the Trust, on behalf of its Acquired Series and its corresponding Acquiring Series, that they approve the related Reorganization.
In advance of the Board meetings, DMC provided detailed information to the Board about the Reorganizations including about: (1) the investment objectives and principal investment strategies and risks of the Series; (2) current and future estimated fees and expenses of the Series; (3) comparative short and long-term investment performance of the Series; (4) portfolio characteristics, including holdings overlap and management team overlap; (5) the rationale for each Reorganization, including contemplated benefits and costs; (6) allocation of Reorganization expenses; and (7) federal income tax consequences of the Reorganization (e.g., capital loss carryforwards) for the Series’ shareholders.  The Independent Trustees also met separately with their legal counsel.
Based upon their evaluation of the relevant information presented to them, the Board, on behalf of each Series, including a majority of the Independent Trustees, determined that the Reorganizations would be in the best interests of each Series and that the interests of existing shareholders of each Series would not be diluted as a result of effecting the Reorganizations.  The determination to approve each Reorganization was made separately and on the basis of each Trustee’s business judgment after consideration of all of the factors deemed relevant to the Trustee taken as a whole, though individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions.
In approving the Plan and each Reorganization separately, the key factors (whether positive or negative) that the Board considered are outlined below:
•
Each Acquiring Series and its corresponding Acquired Series share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions.

•
Each Acquiring Series and its corresponding Acquired Series have a high degree of portfolio holding overlap and the same portfolio management teams, which should minimize transaction costs due to the Reorganization.

•
Each Acquiring Series overall total expense ratios are expected to be lower than the corresponding Acquired Series’ total expense ratio following the Reorganizations taking into account applicable expense limitation arrangements.

•	Each Acquiring Series’ expense limitation agreement, as applicable, will remain in place for a minimum of twelve months following the Reorganization.
•	Each Acquiring Series’ assets will increase as a result of the Reorganization which may result in increased economies of scale and lower operating expenses for shareholders.
•
The comparative performance of the Acquired Series and Acquiring Series over various time periods, including (i) longer performance track records of the Acquiring Series and (ii) favorable performance across 1-year, 5-year and 10-year periods of each of the Acquiring Series.

•	The reduced number of substantially similar funds should benefit distribution efforts and shelf space eligibility.
•	The Reorganization will be effected on the basis of each Series’ net asset value per share and will not result in the dilution of the interests of shareholders of any Series.
•	With respect to each Reorganization, the applicable Acquired Series, its corresponding Acquiring Series and DMC will each pay one-third of the costs associated with such Reorganization.
•	Each Reorganization will be effected on a tax-free basis.
•	That Acquired Series shareholders who do not wish to become shareholders of the Acquiring Series will have an opportunity to sell their Acquired Series shares before the Reorganization.
The Board also considered alternatives to the Reorganizations, such as the liquidation of the Acquired Series.  In this instance, an Acquired Series would pay for the cost of liquidation and shareholders would potentially be subject to increased tax liability.  The Board noted DMC’s representation that after reviewing the investment strategy and policies of other series within the complex, it had concluded that each Acquiring Series was the best merger candidate for its corresponding Acquired Series due to its similar type of investment strategy, identical portfolio management team, and risk profile.
The Board also considered that it is a condition to the closing of each Reorganization that the Series receive an opinion of counsel substantially to the effect that the exchange of shares pursuant to the Plan would not result in a taxable gain or loss for US federal income tax purposes for shareholders of the Series.

INFORMATION ABOUT THE REORGANIZATION AND THE PLAN
This is only a summary of the Plan and is qualified in its entirety by the Plan. For more information on the Plan, you should read the Form of Agreement and Plan of Reorganization, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Reorganization be carried out?
The Reorganization will take place after the parties to the Plan satisfy various conditions. On the Closing Date, the Acquired Series will deliver to the corresponding Acquiring Series all of its Assets, and the Acquiring Series will assume all obligations and liabilities not discharged by the Acquired Series, including all liabilities relating to operations prior to the closing of the Reorganization. In exchange, the Trust, on behalf of the Acquired Series, will receive Acquiring Series shares to be distributed pro rata to the Acquired Series’ shareholders. The value of the Assets to be delivered to the Acquiring Series shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00pm, ET) on the last business day prior to the Closing Date (the “Valuation Date”). The value of the Acquired Series’ net assets to be acquired by the corresponding Acquiring Series hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Series’ currently effective Prospectus and SAI.

The stock transfer books of the Acquired Series will be permanently closed as of the close of business of the NYSE on the business day before the Valuation Date. The Acquired Series will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Acquiring Series.

To the extent permitted by law, the Plan may be amended at the direction of the Board. The Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date as follows: (1) by mutual consent of the Trust; (2) by the Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Trust or waived by the Trust; or (3) by the Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Trust or waived by the Trust.

Who will pay the expenses of the Reorganization?
The expenses related to each Reorganization (excluding brokerage costs, if any), including the costs associated with the delivery of this Prospectus/Information Statement, are anticipated to be approximately $116,000. These expenses will be split evenly between the Acquired Series, Acquiring Series, and DMC.

What are the tax consequences of the Reorganization?
For federal income tax purposes, the Contract Owners are not the shareholders of the Acquired Series. Rather, the participating insurance companies and their accounts are the shareholders. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code of 1986, as amended (the “Code”) or as annuity contracts under Section 72 of the Code, a Reorganization will not be a taxable event for Contract Owners regardless of the tax status of the Reorganization. This is because the Contract Owners are not taxed currently on income or gains realized under such Contracts until such time that the Contract Owners draw on their Contracts. Thus, the federal income tax considerations discussed below generally do not apply to Contract Owners.

The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Series has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and the Acquiring Series intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Closing Date.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Neither the Acquired Series nor the Acquiring Series have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. Based on certain assumptions and customary representations to be made on behalf of the Acquired Series and Acquiring Series, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Reorganization, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Acquired Series will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Series for shares of the Acquiring Series, (ii) the Acquiring Series will not recognize any gain or loss upon receipt by the Acquiring Series of the Acquired Series’ assets, (iii) the Acquired Series will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Series in exchange for Acquiring Series Shares or upon the distribution of those Acquiring Series Shares to the shareholders of the Acquired Series, (iv) the basis of the assets of the Acquired Series received by the Acquiring Series will be the same as the basis of those assets in the hands of the Acquired Series immediately prior to the Reorganization, and the Acquiring Series’ holding period in such assets will include the period during which such assets were held by the Acquired Series and (v) the holding period and aggregate tax basis of the Acquiring Series Shares that are received by a Acquired Series shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Series previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Series or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Series would recognize gain or loss on the transfer of its Assets to the Acquiring Series and each shareholder of the Acquired Series would recognize a taxable gain or loss equal to the difference between its tax basis in its the Acquired Series Shares and the fair market value of the Acquiring Series Shares it received. However, in light of the tax-favored status of the shareholders of the Series, which are the participating insurance companies and their accounts, failure of the Reorganization to qualify as a tax-free reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Series or to the Contract Owners that have selected either Series as an investment option.

Acquired Series Dividend Distribution. Prior to the closing of the Reorganization, the Acquired Series will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.

General Limitations on Capital Losses. Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Series will succeed to the capital loss carryovers, if any, of the corresponding Acquired Series upon the closing of the Reorganization for federal income tax purposes. The capital loss carryovers of the Acquired Series and the Acquiring Series will be available to offset future gains recognized by the combined Acquiring Series, subject to limitations under the Code. Where these limitations apply, all or a portion of a Series’ capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to a combined Acquiring Series and its shareholders post-closing. First, a Series’ capital loss carryovers are subject to an annual limitation if a Series undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Series in a Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Series on the Closing Date that is recognized in a taxable year). Second, if a Series has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Series in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Series. Third, the capital losses of the Acquired Series that may be used by the Acquiring Series (including to offset any “built-in gains” of the Acquired Series itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquired Series for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. At June 30, 2022, none of the Series had any aggregate capital loss carryovers.

Appreciation in Value of Investments. Shareholders of each Acquired Series will receive a proportionate share of any taxable income and gains realized by the corresponding Acquiring Series and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the respective Acquiring Series. As a result, shareholders of an Acquired Series may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if an Acquiring Series, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the corresponding Acquired Series, shareholders of the Acquired Series, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. With respect to the Reorganization of the Delaware VIP Equity Income Series into the Delaware VIP Growth and Income Series, the tax unrealized appreciation in value of investments as a percentage of the Acquired Series’ net asset value was 9.10% as of 6/30/2022 compared to 9.47% of the Acquiring Series, and 9.40% on a combined basis. As a result, shareholders of the Acquiring Series may receive greater taxable distributions than they would have had the Reorganization not occurred. With respect to the Reorganization of the Delaware VIP Special Situations Series into the Delaware VIP Small Cap Value Series, the tax unrealized appreciation in value of investments as a percentage of the Acquired Series’ net asset value was 10.37% as of 6/30/2022 compared to 24.67% of the Acquiring Series, and 22.77% on a combined basis. As a result, shareholders of the Acquired Series may receive greater taxable distributions than they would have had the Reorganization not occurred.

General. You should consult your tax advisor regarding the effect to you, if any, of the Reorganizations in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganizations because this discussion is only a general summary of certain the federal income tax consequences.

What should I know about shares of the Acquired Series and Acquiring Series?
Upon the Closing of the Reorganization, Standard Class shares of the Acquired Series will merge with and into the same class of shares of the Acquiring Series. The Acquired Series shareholders will receive shares at net asset value of the Acquiring Series.

Full and fractional shares of each Acquiring Series will be distributed to shareholders of the corresponding Acquired Series in accordance with the procedures described above. When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights. The shares of the Acquiring Series will be recorded electronically in each shareholder’s account. The Acquiring Series will then send a confirmation to each shareholder. The Acquiring Series shares to be issued in the Reorganizations have the same rights and privileges as your shares of the Acquired Series.

Like the Acquired Series, the Acquiring Series do not routinely hold annual meetings of shareholders. The Acquiring Series may hold special meetings for matters requiring shareholder approval. A meeting of the Acquiring Series’ shareholders may also be called at any time by the Chairman, the President of the Trust, in the absence of the Chairman, or any Vice President or other authorized officer of the Trust, in the absence of the Chairman and the President.

Capital Structure. The Trust currently has authorized, and allocated to the Standard Class shares of each Series, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and nonassessable. Shareholders do not have preemptive rights. All shares of a Series represent an undivided proportionate interest in the assets of the Series. Shareholders of each Series’ Standard Class may not vote on any matter that affects the Service Class’ distribution plan under Rule 12b-1, as applicable.

Similarly, as a general matter, shareholders of the Service Class of a Series, as applicable, may vote only on matters affecting their Class, including the Rule 12b-1 Plan. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of each Series. General expenses of each Series will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Service Class Rule 12b-1 Plans will be allocated solely to that Class.

What are the capitalizations of the Series and what might the capitalization be after the Reorganization?
REORGANIZATION OF DELAWARE VIP EQUITY INCOME SERIES INTO DELAWARE VIP GROWTH AND INCOME SERIES

The following table sets forth, as of October 31, 2022, the separate capitalizations of the Acquired Series and Acquiring Series, and the estimated capitalization of the Acquiring Series as adjusted to give effect to the Reorganization. The capitalization of the Acquiring Series is likely to be different if and when the Reorganization is actually consummated.

	Acquired Series	Acquiring Series	Pro Forma Adjustments to Capitalization1,2	Acquiring Series after Reorganization[1]
				(estimated)

				(unaudited)

	(unaudited)	(unaudited)
Net assets (all classes)	$108,779,778.85	$481,619,451.06	$108,779,778.85	$590,399,229.91

Total shares outstanding	6,414,635.21	15,948,151.65	3,601,979.43	19,550,131.08

Standard Class net assets	$108,779,778.85	$481,619,451.06	$108,779,778.85	$590,399,229.91

Standard Class shares outstanding	6,414,635.21	15,948,151.65	3,601,979.43	19,550,131.08

Standard Class net asset value per share	$16.96	$30.20		$30.20

1 Reflects the conversion of Acquired Series shares for Acquiring Series shares as a result of the Reorganization.
2 Adjustments reflect the costs of the Reorganization incurred by each Series.

REORGANIZATION OF DELAWARE VIP SPECIAL SITUATIONS SERIES INTO DELWARE VIP SMALL CAP VALUE SERIES
The following table sets forth, as of October 31, 2022, the separate capitalizations of the Acquired Series and Acquiring Series, and the estimated capitalization of the Acquiring Series as adjusted to give effect to the Reorganization. The capitalization of the Acquiring Series is likely to be different if and when the Reorganization is actually consummated.

	Acquired Series	Acquiring Series	Pro Forma Adjustments to Capitalization1,2	Acquiring Series after Reorganization1
				(estimated)

				(unaudited)

	(unaudited)	(unaudited)
Net assets (all classes)	$216,712,910.36	$520,539,169.07	$216,712,910.36	$737,252,079.43

Total shares outstanding	7,095,935.44	13,875,936.46	5,777,470.28	19,653,406.74

Standard Class net assets	$216,712,910.36	$520,539,169.07	$216,712,910.36	$737,252,079.43

Standard Class shares outstanding	7,095,935.435	13,875,936.457	5,777,470.28	19,653,406.74

Standard Class net asset value per share	$30.54	$37.51		$37.51

Service Class net assets	N/A	$917,181,140.23	N/A	$917,181,140.23

Service Class shares outstanding	N/A	24,596,840.560	N/A	24,596,840.56

Service Class net asset value per share	N/A	$37.29		$37.29

1 Reflects the conversion of Acquired Series shares for Acquiring Series shares as a result of the Reorganization.
2 Adjustments reflect the costs of the Reorganization incurred by each Series.

Do the Trustees and Officers own shares of the Series?
 As of __, 2022, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Acquired Series.

As of __, 2022, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of the Acquiring Series.

Who are the control persons and owners of record or beneficially 5% or more of any class of a Series’ outstanding equity securities?

As of November 30, 2022, DMC believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Series. DMC does not have knowledge of beneficial owners.

Series Name	Name and Address of Account	Percentage
Delaware VIP Equity Income Series Standard Class	FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B 40 WALL ST NEW YORK NY 10005	52.78%

Series Name	Name and Address of Account	Percentage
Delaware VIP Equity Income Series Standard Class	FIRST INVESTORS LIFE SEPARATE ACCOUNT E 40 WALL ST NEW YORK NY 10005	11.11%
Delaware VIP Equity Income Series Standard Class	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C 40 WALL ST NEW YORK NY 10005	19.55%
Delaware VIP Equity Income Series Standard Class	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D 40 WALL ST NEW YORK NY 10005	16.55%
Delaware VIP Growth and Income Series Standard Class	FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B 40 WALL ST NEW YORK NY 10005	72.24%
Delaware VIP Growth and Income Series Standard Class	FIRST INVESTORS LIFE SEPARATE ACCOUNT E 40 WALL ST NEW YORK NY 10005	5.80%
Delaware VIP Growth and Income Series Standard Class	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C 40 WALL ST NEW YORK NY 10005	13.86%
Delaware VIP Growth and Income Series Standard Class	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D 40 WALL ST NEW YORK NY 10005	8.11%
Delaware VIP Special Situations Series Standard Class	FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B 40 WALL ST NEW YORK NY 10005	72.67%
Delaware VIP Special Situations Series Standard Class	FIRST INVESTORS LIFE SEPARATE ACCOUNT E 40 WALL ST NEW YORK NY 10005	7.61%
Delaware VIP Special Situations Series Standard Class	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C 40 WALL ST NEW YORK NY 10005	12.38%
Delaware VIP Special Situations Series Standard Class	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D 40 WALL ST NEW YORK NY 10005	7.34%
Delaware VIP Small Cap Value Series Standard Class	LINCOLN LIFE 1300 S CLINTON ST FORT WAYNE IN 46802-3518	51.66%

Series Name	Name and Address of Account	Percentage
Delaware VIP Small Cap Value Series Standard Class	BRIGHTHOUSE LIFE INSURANCE CO ATTN: SHAREHOLDER ACCOUNTING DEPT 1 CITY PL HARTFORD CT 06103-3432	8.43%
Delaware VIP Small Cap Value Series Standard Class	MAC & CO FBO AGGRESSIVE MODEL PORTFOLIO ATTN: MUTUAL FUND OPERATIONS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	6.64%
Delaware VIP Small Cap Value Series Standard Class	NY LIFE INSURANCE & ANNUITY CORP 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	8.00%
Delaware VIP Small Cap Value Series Standard Class	TIAA CREF LIFE SEPARATE ACCOUNT LIFE INSURANCE CO 8500 ANDREW CARNEGIE BLVD E3/N6 CHARLOTTE NC 28262-8500	6.07%
Delaware VIP Small Cap Value Series Service Class	LINCOLN LIFE 1300 S CLINTON ST FORT WAYNE IN 46802-3518	68.49%
Delaware VIP Small Cap Value Series Service Class	NATIONWIDE LIFE INSURANCE COMPANY NWVAII C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS OH 43218-2029	7.87%
Delaware VIP Small Cap Value Series Service Class	NY LIFE INSURANCE & ANNUITY CORP 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	6.04%

MORE INFORMATION ABOUT THE SERIES

Additional Information. The following information about the Acquiring Series or Acquired Series (both 1933 Act File No. 033-14363) is incorporated herein by reference and considered a part of this Prospectus/Information Statement: (i) the Acquired Series Prospectus dated April 29, 2022 and (ii) the SAI dated  ____, 2023  (relating to this Prospectus/Information Statement), which has been filed with the SEC. More information about the Acquiring Series is included in: (i) the Acquiring Series Prospectus dated April 29, 2022; (ii) the Acquiring Series’ SAI dated April 29, 2022, relating to the Acquiring Series Prospectus; (iii) the Acquiring Series’ Annual Report to Shareholders for the fiscal year ended December 31, 2021; and (iv) the Acquiring Series’ Semiannual Report to Shareholders for the period ended June 30, 2022. More information about the Acquired Series is included in: (i) the Acquired Series’ SAI dated April 29, 2022, related to the Acquired Series Prospectus; (ii) the Acquired Series’ Annual Report to Shareholders for the year ended December 31, 2021; and (iii) the Acquired Series’ Semiannual Report to Shareholders for the period ended June 30, 2022. You may request free copies of the Statements of Additional Information (including any supplements), the Prospectuses, the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC through our website at delawarefunds.com/vip-literature; by writing or calling your financial advisor or by calling toll-free at 800-523-1918.

This Prospectus/Information Statement, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Series with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Series and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Series also files proxy materials, proxy and information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These filings, reports and other information about the Series are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following Email address: publicinfo@sec.gov.

EXHIBITS TO
PROSPECTUS/INFORMATION STATEMENT
Exhibit
A	Form of Agreement and Plan of Reorganization
B	Financial Highlights

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this  __  day of  _______ , 2023 by and among (i) each of the Delaware Funds by Macquarie open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each a “Target Series”); (ii) each of the Delaware Funds by Macquarie open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Series”); and (iii) Delaware Management Company, a series of Macquarie Investment Management Business Trust (“DMC”), with respect to Section 9.1 only.
WHEREAS, the parties hereto intend for each Acquiring Series and the corresponding Target Series (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Series will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Series in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Series identified on Exhibit A of equal value to the net assets of the Target Series being acquired, and (ii) the Target Series will distribute such shares of the Acquiring Series to shareholders of the corresponding class of the Target Series, in connection with the liquidation of the Target Series, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement.  If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the other, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:
(a) The Target Series shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Series, and the Acquiring Series in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Series the number of full and fractional Acquiring Series shares determined in the manner set forth in Section 2.
(b) The assets of the Target Series to be transferred to the Acquiring Series shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Series (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Series as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Series’ rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”).  For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Series and the Acquiring Series shall have no rights thereunder.
(c) The Acquiring Series shall assume all of the liabilities of the Target Series, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Series’ Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Series separately, “Liabilities”).  If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Series, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”).  The Assets minus the Liabilities of a Target Series shall be referred to herein as the Target Series’ “Net Assets.”
(d) As soon as is reasonably practicable after the Closing, the Target Series will distribute to its shareholders of record (“Target Series Shareholders”) the shares of the Acquiring Series of the corresponding class received by the Target Series pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Series will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Series will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law.  Such distribution to the Target Series Shareholders and liquidation of the Target Series will be accomplished, with respect to each class of the Target Series’ shares, by the transfer of the Acquiring Series’ shares of the corresponding class then credited to the account of the Target Series on the books of the Acquiring Series to open accounts on the share records of the Acquiring Series in the names of the Target Series Shareholders of the class.  The aggregate net asset value of the Acquiring Series’ shares to be so credited to the corresponding Target Series Shareholders shall be equal to the aggregate net asset value of the corresponding Target Series’ shares owned by the Target Series Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a).  At the Closing, any outstanding certificates representing shares of a Target Series will be cancelled.  The Acquiring Series shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Series Shareholders hold their Target Series shares in certificated form.
(e) Ownership of the Acquiring Series’ shares will be shown on its books, as such are maintained by the Acquiring Series’ transfer agent.
(f) Any transfer taxes payable upon issuance of the Acquiring Series’ shares in a name other than the registered holder of the Target Series’ shares on the books and records of the Target Series as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Series’ shares are to be issued and transferred.
(g) Immediately after the Closing Time, the share transfer books relating to the Target Series shall be closed and no transfer of shares shall thereafter be made on such books.
2.	VALUATION
2.1. With respect to each Reorganization:
(a) The value of the Target Series’ Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Series and the valuation procedures established by the Target Entity’s valuation designee (“Valuation Time”).  On the Closing Date, the Target Series shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Series by 7:00 pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.
(b) The net asset value per share of each class of the Acquiring Series shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Acquiring Series as of the close of business on the Closing Date.
(c) The number of shares of each class of the Acquiring Series (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Series’ Net Assets shall be determined by dividing the value of the Net Assets of the Target Series attributable to each class of Target Series shares by the net asset value per share of the corresponding share class of the Acquiring Series.  All Acquiring Series shares delivered to a Target Series will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.
(d) All computations of value shall be made by the Target Series’ and the Acquiring Series’ designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”).  All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 pm Eastern time or the finalization of the applicable Target Series’ and Acquiring Series’ net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”).  The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.
3.2. With respect to each Reorganization:
(a) The Target Series’ portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Series as of the Closing Time or as soon as practicable thereafter to the Acquiring Series by directing that the Target Series’ custodian (the “Custodian”) transfer and deliver them from the account of the Target Series (the “Target Account”) to an account of the Acquiring Series at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.  The Target Series shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited, the Target Series’ portfolio securities and instruments so held.  The cash to be transferred by the Target Series shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date.  If the Target Series is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Series or its broker, then the Acquiring Series may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Series has, by or on the Closing Date, delivered to the Acquiring Series or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Series or its Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Custodian for the Target Series to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Series no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.  At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Series has received the Target Series portfolio securities, cash and any other Assets as of the final settlement date for such transfers.
(c) At such time prior to the Closing Date as the parties mutually agree, the Target Series shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Series or its transfer agent with respect to the Target Series Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Series Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary).  The Acquiring Series and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
(d) The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Series at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Series, contain the names and addresses of the Target Series Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Series (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Series or the Target Series, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.
4.	REPRESENTATIONS AND WARRANTIES
4.1. With respect to each Reorganization, the applicable Target Entity, on behalf of the Target Series, represents and warrants to the corresponding Acquiring Entity and Acquiring Series as follows:

(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder, and the Target Series is a duly established and designated separate series of the Target Entity;
(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Series under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Series, no action or proceeding to revoke or suspend such registrations is pending, or threatened.  All issued and outstanding shares of the Target Series have been offered for sale in conformity in all material respects with applicable federal and state securities laws;
(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Series and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Target Series of the transactions contemplated by this Agreement;
(d) Except as disclosed to the Acquiring Entity, the current prospectus and statement of additional information and current shareholder reports of the Target Series, and, to the knowledge of the Target Series, each prospectus and statement of additional information and shareholder reports of the Target Series (including its predecessor fund, if any) used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Target Series is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Series’ prospectus and statement of additional information;
(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Series, (I) the Target Series will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Series will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Series as when they were held by the Target Series (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are segregated as collateral for the Target Series’ derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets);
(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Series, the Target Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Series or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Series or Target Entity is a party or by which it is bound;
(h) Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Series’ knowledge, threatened against the Target Series or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Series’ financial condition or the conduct of its business or the Target Series’ ability to consummate the transactions contemplated by this Agreement.
(i) The financial statements of the Target Series (including its predecessor fund, if any) for the Target Series’ most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Series’ prospectus or statement of additional information included in the Target Series’ registration statement on Form N-1A.  To the knowledge of the Target Series (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Series’ most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(j) Since the last day of the Target Series’ most recently completed fiscal year, there has not been any material adverse change in the Target Series’ financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(k) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Series (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Series’ knowledge, no such Return is currently under audit and no such audit has been threatened by any Federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Series or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Series (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements.  To the Target Series’ knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Series does not file a Tax Return that the Target Series is or may be subject to taxation in that jurisdiction.  The Target Series is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder.  As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax.  “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
(l) The Target Series has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Target Series (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Target Series (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code.  The Target Series (including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date.  The Target Series (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  The Target Series does not own any

“converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder.  In order to (i) ensure continued qualification of the Target Series for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Series arising by reason of undistributed investment company taxable income or net capital gain, the Target Series, will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Series a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Series’ interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;
(m) All issued and outstanding shares of the Target Series are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights.  In every state where offered or sold, such offers and sales by the Target Series have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(n) The Target Entity, on behalf of the Target Series, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Series (only with respect to any obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The books and records of the Target Series are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Series;
(p) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q) The Target Series has no unamortized or unpaid organizational fees or expenses;
(r) The Target Series has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(s) The Target Series (including the Acquiring Series as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and

(t) The Target Series has no actual or potential material liability for any Tax obligation of any taxpayer other than itself.  The Target Series (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(t) with respect to certain state Tax Returns.  The Target Series is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2. With respect to each Reorganization, the applicable Acquiring Entity, on behalf of the Acquiring Series, represents and warrants to the corresponding Target Entity and Target Series as follows:
(a) The Acquiring Series is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Series under the 1933 Act are in full force and effect;
(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Series of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Series of the transactions contemplated by this Agreement;
(d) The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Series to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Acquiring Series is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Series’ prospectus and statement of additional information;
(f) The Acquiring Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Series or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Series or the Acquiring Entity is a party or by which it is bound;
(g) Except as set forth on Schedule 4.2(g), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Series’ knowledge, threatened against the Acquiring Series, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Series’ financial condition or the conduct of its business or the Acquiring Series’ ability to consummate the transactions contemplated by this Agreement;
(h) The financial statements of the Acquiring Series (including its predecessor fund, if any) for the Acquiring Series’ most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Series’ prospectus or statement of additional information included in the Acquiring Series’ registration statement on Form N-1A.  To the knowledge of the Acquiring Series, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Series’ most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Series required to be reflected on a balance sheet (including the notes thereto)

in accordance with GAAP as of such date not disclosed therein;
(i) Since the last day of the Acquiring Series’ (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Series’ financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(j) On the Closing Date, all material Tax Returns of the Acquiring Series (including its predecessor fund, if any)  required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Series’ knowledge, no such Tax Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Series or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Series (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;
(k) The Acquiring Series has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Acquiring Series (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Acquiring Series has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
(l) All issued and outstanding Acquiring Series shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(m) The Acquiring Entity, on behalf of the Acquiring Series, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Series, and subject to the approval of shareholders of the Target Series and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The shares of the Acquiring Series to be issued and delivered to the Target Series, for the account of the Target Series Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Series shares, and, upon receipt of the Target Series’ Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
(o) The books and records of the Acquiring Series are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Series;
(p) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Series, and the Acquiring Entity, on behalf of the Acquiring Series, represent and warrant as follows:
(a) For federal income tax purposes, the fair market value of the Acquiring Series’ shares that each Target Series Shareholder receives will be approximately equal to the fair market value of the Target Series shares it actually or constructively surrenders in exchange therefor;
(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Series and those to which the Assets are subject;
(c) No expenses incurred by the Target Series or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Series or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Series shares will be transferred to the Target Series or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.
5.	COVENANTS OF THE ACQUIRING SERIES AND THE TARGET SERIES
5.1. With respect to each Reorganization:
(a) The Acquiring Series and the Target Series each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Series or the Target Series, as appropriate, in the ordinary course in all material respects.
(b) If required by the 1940 Act or other applicable law, the Target Entity will call a meeting of the shareholders of the Target Series to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein.
(c) The Target Series covenants that the Acquiring Series’ shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Series’ shareholders in accordance with the terms of this Agreement.
(d) The Target Entity, on behalf of the Target Series, will provide the Acquiring Series with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Series to the Acquiring Series, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Series with respect to each shareholder, for all of the shareholders of record of the Target Series as of the close of business on the Closing Date, who are to become holders of the Acquiring Series as a result of the transfer of Assets (the “Target Series Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Series for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Series (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.
(e) Subject to the provisions of this Agreement, the Acquiring Series and the Target Series will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
(f) As soon as is reasonably practicable after the Closing, the Target Series will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Series received at the Closing, as set forth in Section 1.2(d) hereof.
(g) If reasonably requested by the Acquiring Series, the Target Entity, on behalf of the Target Series, shall deliver to the Acquiring Series a statement of the earnings and profits (accumulated and current) of the Target Series for federal income tax purposes that will be carried over to the Acquiring Series as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(h) The Acquiring Series and the Target Series shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code.  None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
(j) Any reporting responsibility of the Target Series, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Series, except as otherwise is mutually agreed by the parties.
(k) The Target Entity, on behalf of the Target Series, shall deliver to the Acquiring Series copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Series (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Series and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.
(l) The limited contingent deferred sales charge (“CDSC”) applicable to Class A of the Acquiring Series issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A shares of the Target Series and, for purposes of calculating the CDSC, recipients of such Class A shares of the Acquiring Series shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Series were acquired by the shareholder.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET SERIES
6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Series, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Series hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Acquiring Series and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Acquiring Entity shall have delivered to the Target Series as of the

Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Series and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Series made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement; and
(c) The Acquiring Entity and the Acquiring Series shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Series, on or before the Closing Time.
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING SERIES
7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Series, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Series’ waiver, of the obligations to be performed by the Target Series hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Target Entity and the Target Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Series made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
(c) If requested by the Acquiring Series, the Target Entity, on behalf of the Target Series, shall have delivered to the Acquiring Entity (i) a statement of the Target Series’ Assets, a list of portfolio securities of the Target Series showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Series Shareholder Documentation, (iii) the tax books and records of the Target Series for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date (iv) the FIN 48 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Series, and/or (vi) a statement of earnings and profits as provided in Section 5.1(f);
(d) The Target Entity shall have delivered to the Acquiring Entity as of the

Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Series and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Series made in this Agreement are true and correct at and as of the Closing Time;
(e) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of the Target Entity, as applicable;
(f) The Target Entity and the Target Series shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Series, on or before the Closing Time;
(g) The Target Series shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Series’ interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
(h) The Target Entity, on behalf of the Target Series, shall have duly executed and delivered to the Acquiring Entity such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Series’ transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Series by the Target Series all of the right, title and interest of the Target Series in and to the respective Assets of the Target Series. In each case, the Assets of the Target Series shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;
(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Series have been delivered to the Acquiring Series; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Series stating that the Assets of the Target Series have been received;
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

SERIES AND THE TARGET SERIES
With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Series or the Acquiring Series, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of each of the Target Entity and Acquiring Entity.  Notwithstanding anything herein to the contrary, neither the Target Series nor the Acquiring Series may waive the conditions set forth in this Section 8.1;
8.2. If required by the 1940 Act or other applicable law, this Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of a Target Series in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Series.  Notwithstanding anything herein to the contrary, neither the Target Series nor the Acquiring Series may waive the conditions set forth in this Section 8.2;
8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, or the transactions contemplated herein;
8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Series or Target Series to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Series or the Target Series, provided that either party hereto may for itself waive any of such conditions;
8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.6. The Target Entity (on behalf of each Target Series) and the Acquiring Entity (on behalf of each Acquiring Series) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6.  In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.  Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein.  Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Series agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code.  Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6.
9.	EXPENSES
9.1. With respect to each Reorganization, the applicable Target Series, its corresponding Acquiring Series and DMC will each pay one-third of the costs associated with such Reorganization.
10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET SERIES
10.1. After the Closing Date, except as otherwise agreed to by the parties, the Target Entity shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Entity with respect to each Target Series’ final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
 This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.
14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Series or the applicable Acquiring Series as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively.  The execution and delivery by such officers of this Agreement or any certificates or other documentation shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of each Acquiring Series and Target Series.
Delaware VIP Trust, each on behalf of its respective series identified on Exhibit A hereto

By:
Name:
Title:

With respect to Section 9.1 only, Delaware Management Company, a series of Macquarie Investment Management Business Trust

By:
Name:
Title:

EXHIBIT A

CHART OF REORGANIZATIONS

TARGET SERIES (AND TARGET SHARE CLASSES) AND TARGET ENTITY	ACQUIRING SERIES (AND SHARE CLASSES) AND ACQUIRING ENTITY	CLOSING DATE

Delaware VIP Equity Income Series, a series of Delaware VIP Trust	Delaware VIP Growth & Income Series, a series of Delaware VIP Trust	April __ , 2023
Standard Class	Standard Class

Delaware VIP Special Situations Series, a series of Delaware VIP Trust	Delaware VIP Small Cap Value Series, a series of Delaware VIP Trust	April __ , 2023
Standard Class	Standard Class

Schedule 1.2(b)
Excluded Assets

 None

Schedule 1.2(c)
Excluded Liabilities

 None

Schedule 4.1(h)
Target Series Litigation, Administrative Proceedings and Investigations

 None

Schedule 4.1(t)
Target Series Tax Returns
 None

Schedule 4.2(g)
Acquiring Series Litigation, Administrative Proceedings and Investigations
 None

Schedule 8.6
Tax Opinions

(i) The acquisition by the Acquiring Series of substantially all of the assets of the Target Series, as provided for in the Agreement, in exchange for Acquiring Series shares and the assumption by the Acquiring Series of all of the liabilities of the Target Series, followed by the distribution by the Target Series to its shareholders of the Acquiring Series shares in complete liquidation of the Target Series, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Series and the Acquiring Series each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii) No gain or loss will be recognized by the Target Series upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Series in exchange solely for Acquiring Series shares pursuant to Section 361(a) and Section 357(a) of the Code.
(iii) No gain or loss will be recognized by the Acquiring Series upon the receipt by it of substantially all of the assets of the Target Series in exchange solely for the assumption of the liabilities of the Target Series and issuance of the Acquiring Series shares pursuant to Section 1032(a) of the Code.
(iv) No gain or loss will be recognized by the Target Series upon the distribution of the Acquiring Series shares by the Target Series to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
(v) The tax basis of the assets of the Target Series received by the Acquiring Series will be the same as the tax basis of such assets in the hands of the Target Series immediately prior to the transfer pursuant to Section 362(b) of the Code.
(vi) The holding periods of the assets of the Target Series in the hands of the Acquiring Series will include the periods during which such assets were held by the Target Series pursuant to Section 1223(2) of the Code.
(vii) No gain or loss will be recognized by the shareholders of the Target Series upon the exchange of all of their Target Series shares for the Acquiring Series shares pursuant to Section 354(a) of the Code.
(viii) The aggregate tax basis of the Acquiring Series shares to be received by each shareholder of the Target Series will be the same as the aggregate tax basis of Target Series shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix) The holding period of Acquiring Series shares received by a shareholder of the Target Series will include the holding period of the Target Series shares exchanged therefor, provided that the shareholder held Target Series shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Series will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Series described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Series, Acquiring Series or any Target Series Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT B
FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Series (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports, along with each Series' financial statements, are included in each Series' annual report, which are available upon request by calling 800 523-1918. The information for the six-month period ended June 30, 2022 for the Acquired Series and Acquiring Series is unaudited.
Delaware VIP® Equity Income Series –Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months
	ended
	6/30/22[1]		Year ended
	(Unaudited)		12/31/21	12/31/20		12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$19.35		$16.12	$22.37		$20.61	$23.64	$21.36

Income (loss) from investment operations:
Net investment income[3]	0.22		0.39	0.32		0.41	0.66	0.40
Net realized and unrealized gain (loss)	(1.23)		3.16	(1.67)		3.94	(2.57)	2.81
Total from investment operations	(1.01)		3.55	(1.35)		4.35	(1.91)	3.21

Less dividends and distributions from:
Net investment income	(0.43)		(0.32)	(0.48)		(0.68)	(0.43)	(0.42)
Net realized gain	(2.19)		—	(4.42)		(1.91)	(0.69)	(0.51)
Total dividends and distributions	(2.62)		(0.32)	(4.90)		(2.59)	(1.12)	(0.93)

Net asset value, end of period	$15.72		$19.35	$16.12		$22.37	$20.61	$23.64

Total return[4]	(6.19%	)[5]	22.20%	(0.33%	)[5]	22.71%	(8.42% )	15.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105,118	$121,945	$113,117	$128,260		$113,885	$129,994
Ratio of expenses to average net assets[6]	0.75%	0.75%	0.80%	0.82%		0.81%	0.80%
Ratio of expenses to average net assets prior
to fees waived[6]	0.76%	0.75%	0.82%	0.82%		0.81%	0.80%
Ratio of net investment income to average net
assets	2.38%	2.16%	2.04%	1.96%		2.92%	1.81%
Ratio of net investment income to average net
assets prior to fees waived	2.37%	2.16%	2.02%	1.96%		2.92%	1.81%
Portfolio turnover	10%	49%	30%	118%	[7]	50%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
On October 4, 2019, the First Investors Life Series Equity Income Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Equity Income Fund shares.

[3]	Calculated using average shares outstanding.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of any Underlying Funds in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

Delaware VIP® Special Situations Series—Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months
	ended
	6/30/22[1]		Year ended
	(Unaudited)		12/31/21	12/31/20		12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$36.48		$27.40	$32.21		$28.86	$40.08	$34.64

Income (loss) from investment operations:
Net investment income[3]	0.12		0.21	0.30		0.33	0.23	0.15
Net realized and unrealized gain (loss)	(6.08)		9.16	(2.40)		5.39	(6.17)	6.06
Total from investment operations	(5.96)		9.37	(2.10)		5.72	(5.94)	6.21

Less dividends and distributions from:
Net investment income	(0.23)		(0.29)	(0.42)		(0.22)	(0.18)	(0.33)
Net realized gain	(1.76)		—	(2.29)		(2.15)	(5.10)	(0.44)
Total dividends and distributions	(1.99)		(0.29)	(2.71)		(2.37)	(5.28)	(0.77)

Net asset value, end of period	$28.53		$36.48	$27.40		$32.21	$28.86	$40.08

Total return[4]	(16.91%	)[5]	34.28% [5]	(1.85%	)[5]	20.36% [5]	(16.60% )	18.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$207,510		$261,212	$217,711		$239,350	$209,826	$255,999
Ratio of expenses to average net assets[6]	0.80%		0.80%	0.80%		0.80%	0.80%	0.80%
Ratio of expenses to average net assets prior to fees waived[6]	0.84%		0.82%	0.88%		0.82%	0.80%	0.80%
Ratio of net investment income to average net assets	0.73%		0.64%	1.27%		1.08%	0.65%	0.40%
Ratio of net investment income to average net assets prior to fees waived	0.69%		0.62%	1.19%		1.06%	0.65%	0.40%
Portfolio turnover	10%		13%	21%		128% [7]	54%	38%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2
On October 4, 2019, the First Investors Life Series Special Situations Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Special Situations Fund shares.

3	Calculated using average shares outstanding.
4
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

5	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
6	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
7	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.

Delaware VIP® Growth and Income Series-Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$33.80	$28.17	$43.10	$41.84	$49.45	$44.18

Income (loss) from investment operations:
Net investment income[3]	0.38	0.70	0.59	0.71	0.72	0.66
Net realized and unrealized gain (loss)	(2.20)	5.49	(3.82)	8.82	(5.48)	7.09
Total from investment operations	(1.82)	6.19	(3.23)	9.53	(4.76)	7.75

Less dividends and distributions from:
Net investment income	(0.75)	(0.56)	(0.75)	(0.74)	(0.68)	(0.71)
Net realized gain	(3.25)	—	(10.95)	(7.53)	(2.17)	(1.77)
Total dividends and distributions	(4.00)	(0.56)	(11.70)	(8.27)	(2.85)	(2.48)

Net asset value, end of period	$27.98	$33.80	$28.17	$43.10	$41.84	$49.45

Total return[4]	(6.23% )	22.20%	(0.46% )	25.60%	(10.17% )	18.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$458,569	$516,250	$467,166	$518,042	$448,975	$531,695
Ratio of expenses to average net assets[5]	0.71%	0.70%	0.74%	0.76%	0.77%	0.78%
Ratio of net investment income to average net
assets	2.41%	2.22%	2.09%	1.75%	1.54%	1.45%
Portfolio turnover	11%	49%	30%	122% [6]	58%	17%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On October 4, 2019, the First Investors Life Series Growth & Income Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Growth & Income Fund shares.
3 Calculated using average shares outstanding.
4 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
5 Expense ratios do not include expenses of any Underlying Funds in which the Series invests.
6 The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

Delaware VIP® Small Cap Value Series-Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$45.54	$34.16	$38.30	$32.76	$42.73	$39.84

Income (loss) from investment operations:
Net investment income[2]	0.16	0.32	0.35	0.44	0.41	0.34
Net realized and unrealized gain (loss)	(7.52)	11.41	(2.28)	8.48	(7.03)	4.30
Total from investment operations	(7.36)	11.73	(1.93)	8.92	(6.62)	4.64

Less dividends and distributions from:
Net investment income	(0.34)	(0.35)	(0.41)	(0.40)	(0.35)	(0.35)
Net realized gain	(2.81)	—	(1.80)	(2.98)	(3.00)	(1.40)
Total dividends and distributions	(3.15)	(0.35)	(2.21)	(3.38)	(3.35)	(1.75)

Net asset value, end of period	$35.03	$45.54	$34.16	$38.30	$32.76	$42.73

Total return[3]	(16.90% )	34.42%	(1.90% )	28.14%	(16.72% )	12.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$478,782	$522,319	$424,213	$435,375	$357,318	$439,612
Ratio of expenses to average net assets[4]	0.76%	0.75%	0.78%	0.77%	0.77%	0.78%
Ratio of net investment income to average net assets	0.79%	0.77%	1.20%	1.22%	1.03%	0.85%
Portfolio turnover	13%	13%	24%	17%	18%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of any Underlying Funds in which the Series invests

Delaware VIP® Small Cap Value Series-Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18		12/31/17
Net asset value, beginning of period	$45.26	$33.98	$38.06	$32.58	$42.52		$39.67

Income (loss) from investment operations:
Net investment income[2]	0.10	0.19	0.26	0.33	0.29		0.24
Net realized and unrealized gain (loss)	(7.48)	11.35	(2.22)	8.42	(6.98)		4.27
Total from investment operations	(7.38)	11.54	(1.96)	8.75	(6.69)		4.51

Less dividends and distributions from:
Net investment income	(0.21)	(0.26)	(0.32)	(0.29)	(0.25)		(0.26)
Net realized gain	(2.81)	—	(1.80)	(2.98)	(3.00)		(1.40)
Total dividends and distributions	(3.02)	(0.26)	(2.12)	(3.27)	(3.25)		(1.66)

Net asset value, end of period	$34.86	$45.26	$33.98	$38.06	$32.58		$42.52

Total return[3]	(17.02% )	34.02%	(2.18% )	27.72%	(16.95%	)[4]	11.76% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$870,245	$1,094,161	$880,071	$879,365	$700,824		$853,046
Ratio of expenses to average net assets[5]	1.06%	1.05%	1.08%	1.07%	1.05%		1.03%
Ratio of expenses to average net assets prior to fees waived[5]	1.06%	1.05%	1.08%	1.07%	1.07%		1.08%
Ratio of net investment income to average net assets	0.49%	0.47%	0.90%	0.92%	0.74%		0.60%
Ratio of net investment income to average net assets prior to fees waived	0.49%	0.47%	0.90%	0.92%	0.72%		0.55%
Portfolio turnover	13%	13%	24%	17%	18%		14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Series invests.

PART B
STATEMENT OF ADDITIONAL INFORMATION
 Dated [   ], 2023

Acquisition of the Assets of:
DELAWARE VIP EQUITY INCOME SERIES (a series of Delaware VIP Trust)
By and in exchange for shares of:
DELAWARE VIP GROWTH AND INCOME SERIES (a series of Delaware VIP Trust)
Acquisition of the Assets of:
DELAWARE VIP SPECIAL SITUATIONS SERIES (a series of Delaware VIP Trust)
By and in exchange for shares of:
DELAWARE VIP SMALL CAP VALUE SERIES (a series of Delaware VIP Trust)

Delaware Funds® by Macquarie
100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated [    ], 2023 (the “Prospectus/Information Statement”) relating to the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of each Series identified below under the heading “Acquired Series”, (each, an “Acquired Series” and collectively, the “Acquired Series”), into the corresponding series identified below under the heading “Acquiring Series” (each, an “Acquiring Series,” and collectively, the “Acquiring Series”). Each Acquired Series and Acquiring Series is a series of the Delaware VIP Trust (the “Trust”).

Acquired Series	Acquiring Series
Delaware VIP Equity Income Series, a series of Delaware VIP Trust	Delaware VIP Growth and Income Series, a series of Delaware VIP Trust
Delaware VIP Special Situations Series, a series of Delaware VIP Trust	Delaware VIP Small Cap Value Series, a series of Delaware VIP Trust

The Prospectus/Information Statement relating to the above referenced matter may be obtained without charge from the Trust on behalf of each Series by calling the telephone number above or by writing to the Trust at: P.O. Box 9876 Providence, RI 02940-8076 (regular mail) or 4400 Computer Drive Westborough, MA 01581-1722 (overnight courier service).
1

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

GENERAL INFORMATION	3

INCORPORATION OF DOCUMENTS BY REFERENCE	3

SUPPLEMENTAL FINANCIAL INFORMATION	5

2

GENERAL INFORMATION
The Board of Trustees (“Board”) of the Delaware VIP Trust (the “Trust”) reviewed and approved an Agreement and Plan of Reorganization (a “Plan”) that provides for the Reorganization of each Acquired Series with and into the corresponding Acquiring Series. The Board determined that each Reorganization is in the best interests of the respective Acquired Series and Acquiring Series and that the interests of shareholders of each Acquiring Series will not be diluted as a result of the Reorganization.
Each Acquired Series and Acquiring Series is a series of the Trust (the “Acquiring Trust”).
Pursuant to the Plan, the reorganization of each Acquired Series listed below into the corresponding Acquiring Series will consist of: (i) the acquisition by the Acquiring Trust, on behalf of an Acquiring Series, of all of the property, assets and goodwill of the corresponding Acquired Series in exchange solely for shares of beneficial interest, with no par value, of the corresponding class of shares of the Acquiring Series; (ii) the assumption by each Acquiring Trust, on behalf of an Acquiring Series, of the liabilities of the applicable Acquired Series as set forth in the Plan; (iii) the distribution of each Acquiring Series’ shares to the shareholders of the applicable Acquired Series according to their respective interests in complete liquidation of the Acquired Series; and (iv) the dissolution of the Acquired Series as soon as practicable after the closing, all upon and subject to the terms and conditions of the Plan.

Acquired Series	Acquiring Series
Delaware VIP Equity Income Series, a series of Delaware VIP Trust	Delaware VIP Growth and Income Series, a series of Delaware VIP Trust
Delaware VIP Special Situations Series, a series of Delaware VIP Trust	Delaware VIP Small Cap Value Series, a series of Delaware VIP Trust

Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE

This SAI, relating specifically to the Reorganizations consists of this document and the following described documents, each of which is incorporated by reference herein:

ACQUIRED SERIES

•
Statement of Additional Information dated April 29, 2022, for Delaware VIP Trust, with respect to Delaware VIP Equity Income Series (filed via EDGAR on April 28, 2022, Accession No. 0001145443-22-000159).

•
Supplement dated August 19, 2022, to the Statement of Additional Information, for Delaware VIP Trust, with respect to Delaware VIP Equity Income Series (filed via EDGAR on August 19, 2022, Accession No. 0001137439-22-000754).

•
Supplement dated November 10, 2022, to the Statement of Additional Information, for Delaware VIP Trust, with respect to Delaware VIP Equity Income Series (filed via EDGAR on November 10, 2022, Accession No. 0001137439-22-001099).

•
The unaudited financial statements included in the Delaware VIP Trust Semi-Annual Report to Shareholders for the reporting period ended Jun. 30, 2022, with respect to Delaware VIP Equity Income Series (filed via EDGAR on Sept. 7, 2022, Accession No. 0001206774-22-002405).

3

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware VIP Trust Annual Report to Shareholders for the reporting period ended Dec. 31, 2021, with respect to Delaware VIP Equity Income Series (filed via EDGAR on Mar. 9, 2022 Accession No. 0001206774-22-000638).

•
Statement of Additional Information dated April 29, 2022, for Delaware VIP Trust, with respect to Delaware VIP Special Situations Series (filed via EDGAR on April 28, 2022, Accession No. 0001145443-22-000159).

•
Supplement dated August 19, 2022, to the Statement of Additional Information, for Delaware VIP Trust, with respect to Delaware VIP Special Situations Series (filed via EDGAR on August 19, 2022, Accession No. 0001137439-22-000754).

•
Supplement dated November 10, 2022, to the Statement of Additional Information, for Delaware VIP Trust, with respect to Delaware VIP Special Situations Series (filed via EDGAR on November 10, 2022, Accession No. 0001137439-22-001099).

•
The unaudited financial statements included in the Delaware VIP Trust Semi-Annual Report to Shareholders for the reporting period ended Jun. 30, 2022, with respect to Delaware VIP Special Situations Series (filed via EDGAR on Sept. 7, 2022, Accession No. 0001206774-22-002405).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware VIP Trust Annual Report to Shareholders for the reporting period ended Dec. 31, 2021, with respect to Delaware VIP Special Situations Series (filed via EDGAR on Mar. 9, 2022 Accession No. 0001206774-22-000638).

ACQUIRING SERIES

•
Statement of Additional Information dated April 29, 2022, for Delaware VIP Trust, with respect to Delaware VIP Growth and Income Series (filed via EDGAR on April 28, 2022, Accession No. 0001145443-22-000159).

•
Supplement dated August 19, 2022, to the Statement of Additional Information, for Delaware VIP Trust, with respect to Delaware VIP Growth and Income Series (filed via EDGAR on August 19, 2022, Accession No. 0001137439-22-000754).

•
The unaudited financial statements included in the Delaware VIP Trust Semi-Annual Report to Shareholders for the reporting period ended Jun. 30, 2022, with respect to Delaware VIP Growth and Income Series (filed via EDGAR on Sept. 7, 2022, Accession No. 0001206774-22-002405).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware VIP Trust Annual Report to Shareholders for the reporting period ended Dec. 31, 2021, with respect to Delaware VIP Growth and Income Series (filed via EDGAR on Mar. 9, 2022 Accession No. 0001206774-22-000638).

•
Statement of Additional Information dated April 29, 2022, for Delaware VIP Trust, with respect to Delaware VIP Small Cap Value Series (filed via EDGAR on April 28, 2022, Accession No. 0001145443-22-000159).

•
Supplement dated August 19, 2022, to the Statement of Additional Information, for Delaware VIP Trust, with respect to Delaware VIP Small Cap Value Series (filed via EDGAR on August 19, 2022, Accession No. 0001137439-22-000754).

•
The unaudited financial statements included in the Delaware VIP Trust Semi-Annual Report to Shareholders for the reporting period ended Jun. 30, 2022, with respect to Delaware VIP Small Cap Value Series (filed via EDGAR on Sept. 7, 2022, Accession No. 0001206774-22-002405).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware VIP Trust Annual Report to Shareholders for the reporting period ended Dec. 31, 2021, with respect to Delaware VIP Small Cap Value Series (filed via EDGAR on Mar. 9, 2022 Accession No. 0001206774-22-000638).

4

SUPPLEMENTAL FINANCIAL INFORMATION
Tables showing the fees of each Acquiring Series and each Acquired Series, and the fees and expenses of each Acquiring Series on a pro forma basis after giving effect to the proposed Reorganizations, are included in the “INFORMATION ABOUT THE SERIES” section of the Prospectus/Information Statement.

The Reorganizations will not result in any material changes to any Acquired Series’ investment portfolio due to the investment restrictions of the corresponding Acquiring Series. In particular, each security held by each Acquired Series is eligible to be held by the corresponding Acquiring Series. As a result, a schedule of investments of each Acquired Series modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, following the Reorganizations, changes to the Acquiring Series’ portfolios are expected to be made. There is no anticipated repositioning of any Acquired Series prior to the Reorganizations.

Additionally, there are no material differences in the valuation, tax, or accounting policies of the Acquired Series as compared to those of each corresponding Acquiring Series.

5

PART C
(Delaware VIP® Trust)
N-14
OTHER INFORMATION
Item 15.
Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.  Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the charter of the Registrant as now in effect;
(a)
Executed Amended and Restated Agreement and Declaration of Trust (August 22, 2002) of Delaware VIP Trust (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

			(i)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.
			(ii)	Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 51 filed July 8, 2009.
			(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.
			(iv)	Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.
		(b)	Executed Certificate of Trust (December 17, 1998) (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.
			(i)	Executed Certificate of Amendment (November 26, 2002) to the Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
			(ii)	Executed Certificate of Amendment (December 3, 2003) to the Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
	(2)	Copies of the existing By-Laws or corresponding instruments of the Registrant;

(a) Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.
(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;
Not applicable.
(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
(a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Information Statement.
(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

None other than those contained in Exhibits (1) and (2).
(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(i) Executed Amendment No. 6 (April 7, 2021) to Exhibit A of the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 91 filed April 29, 2021.
(b)
Executed Sub-Advisory Agreement (May 30, 2019) between Macquarie Funds Management Hong Kong Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 83 filed April 29, 2020.

(c)
Executed Amended and Restated Sub-Advisory Agreement (January 29, 2021) between Macquarie Investment Management Austria Kapitalanlage AG and Delaware Management Company incorporated into this filing by reference to Post-Effective Amendment No. 91 filed April 29, 2021.

(d)
Executed Sub-Advisory Agreement (Delaware Equity Funds) (May 30, 2019) between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 83 filed April 29, 2020.

(e)
Executed Investment Advisory Expense Limitation Letter (March 10, 2022) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant, on behalf of Delaware VIP Fund for Income Series, incorporated into this filing by reference to Post-Effective Amendment No. 97 filed March 11, 2022.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
(a) Distribution Agreements.
(i)
Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 58 filed April 27, 2012.

		(ii)	Executed Amendment No. 5 (April 7, 2021) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 91 filed April 29, 2021.
(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.
(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed February 13, 2009.

		(i)	Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
		(ii)	Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.
		(iii)	Executed Amendment No. 4 (July 19, 2019) to the Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 97 filed March 11, 2022.
(b)
Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

		(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed April 15, 2011.
		(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 55 filed April 29, 2010.
(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Plan under Rule 12b-1 for Service Class (April 19, 2001) (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed April 27, 2012.
	(b)	Multiple Class Plan Pursuant to Rule 18f-3 (May 1, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015
(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;
	(a)	Opinion and Consent of Counsel (December 2022) attached as Exhibit No. EX-99.11.a.
(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel regarding tax matters to be filed by Amendment.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

		(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.
		(ii)	Executed Amendment No. 5 (April 7, 2021) to Schedule A to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 91 filed April 29, 2021.
		(iii)	Executed Amended and Restated Schedule B (July 1, 2018) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 76 filed April 30, 2019.
(iv)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.

(b)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 30, 2014.

(i)
Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.

(c)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 30, 2014.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.

(ii)
Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.

(iii)
Executed Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 97 filed March 11, 2022.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
	(a)	Consent of Independent Registered Public Accounting Firm (December 2022) attached as Exhibit No. EX-99.14.a.
(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.
	(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
		(a)	Powers of Attorney (November 10, 2022) attached as Exhibit No. EX-99.16.a.
	(17)	Any additional exhibits which the Registrant may wish to file.
(a)
Code of Ethics for Macquarie Investment Management, Delaware Funds by Macquarie® and Optimum Fund Trust (September 8, 2020) incorporated into this filing by reference to Post-Effective Amendment No. 91 filed April 29, 2021.

		(b)	Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (June 2021) incorporated into this filing by reference to Post-Effective Amendment No. 92 filed December 9, 2021.
		(c)	Code of Ethics for Macquarie Investment Management Europe Limited (March 2021) incorporated into this filing by reference to Post-Effective Amendment No. 92 filed December 9, 2021.
		(d)	Code of Ethics for Macquarie Investment Management Global Limited (February 18, 2021) incorporated into this filing by reference to Post-Effective Amendment No. 92 filed December 9, 2021.
		(e)	Code of Ethics for Macquarie Funds Management Hong Kong Limited (February 2016) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed October 4, 2019.
Item 17.	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania, on this 20th day of December, 2022.

DELAWARE VIP TRUST

By:	/s/ Richard Salus
Richard Salus Senior Vice President/Chief Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	December 20, 2022
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	December 20, 2022
Jerome D. Abernathy

Thomas L. Bennett	*	Trustee	December 20, 2022
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	December 20, 2022
Ann D. Borowiec

Joseph W. Chow	*	Trustee	December 20, 2022
Joseph W. Chow

H. Jeffrey Dobbs	*	Trustee	December 20, 2022
H. Jeffrey Dobbs

John A. Fry	*	Trustee	December 20, 2022
John A. Fry

Joseph Harroz, Jr.	*	Trustee	December 20, 2022
Joseph Harroz, Jr.

Sandra A. J. Lawrence	*	Trustee	December 20, 2022
Sandra A. J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	December 20, 2022
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Chair and Trustee	December 20, 2022
Thomas K. Whitford

Christianna Wood	*	Trustee	December 20, 2022
Christianna Wood

Janet L. Yeomans	*	Trustee	December 20, 2022
Janet L. Yeomans

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	December 20, 2022
Richard Salus		(Principal Financial Officer)

*By: /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
EXHIBITS
TO
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware VIP® Trust N-14)

Exhibit No.	Exhibit
EX-99.11.a	Opinion and Consent of Counsel (December 2022)
EX-99.14.a	Consent of Independent Registered Public Accounting Firm (December 2022)
EX-99.16.a	Powers of Attorney (November 10, 2022)